Share based compensation reserve - Director and Senior Management Share Awards (Details) € in Millions					1 Months Ended	3 Months Ended	9 Months Ended
	Oct. 16, 2025	Jul. 10, 2025 shares	Jul. 10, 2024 shares	Jul. 06, 2023	Apr. 30, 2024 shares	Mar. 31, 2024 shares	Sep. 30, 2025 EUR (€) shares	Sep. 30, 2024 EUR (€) shares
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)	8,378	49,092	36,738	35,082
Awards vested and issued in period (in shares)			(35,082)				(24,135)	(23,118)
Liabilities from share-based payment transactions (in shares)		12,603	11,964
New awards granted in the period (in shares)	8,378	49,092	36,738	35,082
Share based compensation reserve | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge | €							€ 0.5	€ 0.4
Share based compensation reserve | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge | €							6.2	8.1
Stock Vested During Period, Value, Restricted Stock Award, Gross1 | €							(12.6)	(10.1)
Share based compensation reserve | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reclassification of awards for settlement of tax liabilities | €							€ (5.0)	€ (3.6)
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period						2,503,002	3,128,416	2,503,002
New awards granted in the period (in shares)							1,262,731	1,443,081
Forfeitures in the period (in shares)							(343,439)	(214,734)
Number of other equity instruments expired in share-based payment arrangement								129,048
Awards vested and issued in period (in shares)							(631,994)	(476,552)
Number of other equity instruments outstanding (in shares) at end of period							3,415,714	3,125,749
New awards granted in the period (in shares)							1,262,731	1,443,081
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vested and issued in period (in shares)					(256,687)
Liabilities from share-based payment transactions (in shares)					219,865
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vested and issued in period (in shares)							(349,823)
Liabilities from share-based payment transactions (in shares)							282,171
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vested and issued in period (in shares)							(62,000)
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period						605,600		605,600
New awards granted in the period (in shares)								0
Forfeitures in the period (in shares)								0
Number of other equity instruments expired in share-based payment arrangement								129,048
Number of other equity instruments outstanding (in shares) at end of period								0
New awards granted in the period (in shares)								0
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period						730,594	704,983	730,594
New awards granted in the period (in shares)							0	0
Forfeitures in the period (in shares)							(148,989)	(16,389)
Number of other equity instruments expired in share-based payment arrangement								0
Awards vested and issued in period (in shares)							(555,994)	(476,552)
Number of other equity instruments outstanding (in shares) at end of period							0	714,205
New awards granted in the period (in shares)							0	0
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period						163,000	441,991	163,000
New awards granted in the period (in shares)							62,000	252,991
Forfeitures in the period (in shares)							(20,000)	(14,000)
Number of other equity instruments expired in share-based payment arrangement								0
Awards vested and issued in period (in shares)							(76,000)
Number of other equity instruments outstanding (in shares) at end of period							407,991	401,991
New awards granted in the period (in shares)							62,000	252,991
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period						1,003,808	922,250	1,003,808
New awards granted in the period (in shares)							0	0
Forfeitures in the period (in shares)							(70,695)	(68,084)
Number of other equity instruments expired in share-based payment arrangement								0
Awards vested and issued in period (in shares)							0
Number of other equity instruments outstanding (in shares) at end of period							851,555	935,724
New awards granted in the period (in shares)							0	0
Performance and Restricted Stock | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period						0	1,059,192	0
New awards granted in the period (in shares)							0	1,190,090
Forfeitures in the period (in shares)							(77,871)	(116,261)
Number of other equity instruments expired in share-based payment arrangement								0
Awards vested and issued in period (in shares)							0
Number of other equity instruments outstanding (in shares) at end of period							981,321	1,073,829
New awards granted in the period (in shares)							0	1,190,090
Performance and Restricted Stock | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period							0
New awards granted in the period (in shares)							1,200,731
Forfeitures in the period (in shares)							(25,884)
Awards vested and issued in period (in shares)							0
Number of other equity instruments outstanding (in shares) at end of period							1,174,847
New awards granted in the period (in shares)							1,200,731
Performance share awards | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)						1,193,261
New awards granted in the period (in shares)						1,193,261